Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 30, 2011
Registrant Name	dei_EntityRegistrantName	MFS SERIES TRUST XV
Central Index Key	dei_EntityCentralIndexKey	0000764719
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Aug. 25, 2011
Document Effective Date	dei_DocumentEffectiveDate	Aug. 28, 2011
MFS COMMODITY STRATEGY FUND (Prospectus Summary) | MFS COMMODITY STRATEGY FUND | A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSAX (Currently Not Offered)
MFS COMMODITY STRATEGY FUND (Prospectus Summary) | MFS COMMODITY STRATEGY FUND | B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	(Currently Not Offered)
MFS COMMODITY STRATEGY FUND (Prospectus Summary) | MFS COMMODITY STRATEGY FUND | C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	(Currently Not Offered)
MFS COMMODITY STRATEGY FUND (Prospectus Summary) | MFS COMMODITY STRATEGY FUND | I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCSIX
MFS COMMODITY STRATEGY FUND (Prospectus Summary) | MFS COMMODITY STRATEGY FUND | R1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	(Currently Not Offered)
MFS COMMODITY STRATEGY FUND (Prospectus Summary) | MFS COMMODITY STRATEGY FUND | R2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	(Currently Not Offered)
MFS COMMODITY STRATEGY FUND (Prospectus Summary) | MFS COMMODITY STRATEGY FUND | R3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	(Currently Not Offered)
MFS COMMODITY STRATEGY FUND (Prospectus Summary) | MFS COMMODITY STRATEGY FUND | R4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	(Currently Not Offered)